Organization and Principal Activities - VIE Arrangements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Total current liabilities	¥ 1,835,765	$ 267,002	¥ 2,165,754
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	483,363	70,302	523,545
Subsidiaries [Member] | Due to Subsidiaries | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	¥ 395,820	$ 57,570	¥ 390,139